Risk management - NII-at-Risk banking books per business - year one (Details) - NII-at-Risk [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	€ (226)	€ (83)
Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	232	60
Wholesale Banking [Member] | Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	46	135
Wholesale Banking [Member] | Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	(33)	(83)
Retail Belux Segment [Member] | Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	(122)	(114)
Retail Belux Segment [Member] | Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	132	105
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	(93)	(52)
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	75	(14)
Corporate Line Banking [member] | Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	(58)	(52)
Corporate Line Banking [member] | Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Table]
Reportable ECL	€ 58	€ 52